Summary of Significant Accounting Policies (Details) - Schedule of Aggregate Amount of Transaction Price Allocated to Performance Obligations - Vaso Corporation and Subsidaries [Member] - USD ($)
$ in Thousands
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Revenue Recognition Over Next Twelve Months [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unfulfilled performance obligations			$ 44,667
Revenue Recognition Over Two Years [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unfulfilled performance obligations		$ 19,861
Revenue Recognition Over Three Years [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unfulfilled performance obligations	$ 6,240
Revenue Recognition More Than Four Years [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unfulfilled performance obligations	$ 23,918